Consolidated Statements of Cashflows - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Cash Flows from Operating Activities:
Net loss	$ (3,327,775)	$ (1,121,305)
Adjustments for:
Stock based compensation	1,592,641
Gain on settlement of debt	(5,000)
Loss on disposal of fixed assets		4,711
Amortization of debt discount	17,429
Amortization of intangible asset	276,668	204,866
Depreciation	9,199	7,570
Changes in operating assets and liabilities:
(Increase) decrease in accounts receivable	(22,734)	31,324
(Decrease) increase in accrued interest	(1,701)	35,851
Decrease in accounts payables	(45,290)	(3,727)
Net cash used in operating activities	(1,506,563)	(840,710)
Cash flows from investing activities
Purchase of fixed assets	(19,095)	(1,695)
Purchase of intangible assets	(53,254)
Net cash used in investing activities	(72,349)	(1,695)
Cash flows from financing activities
Repayment of loans payable	(8,097)	(7,492)
Repayment of loans payable - related parties	(303,068)	(18,040)
Proceeds from loans payable - related parties		158,771
Proceeds from issuance of pre-merger common stock		239,635
Proceeds from issuance of convertible notes	2,007,578	360,024
Net cash provided by financing activities	1,696,413	732,898
Effects of exchange rate changes on cash	43,446	(77,845)
Net Change in Cash	160,947	(187,352)
Cash - Beginning of Period	96,602	295,211
Cash - End of Period	257,549	107,859
Supplemental information:
Cash paid for interest	25,873	3,077
Cash paid for taxes
Non-cash investing and financing activities:
Original issue discount on convertible notes	104,572
Common stock issued for conversion of note	25,000	403,880
Common stock issued for settlement of debt	45,000
Issuance of Special 2019 Series A Preferred Stock from Treasury to related party in satisfaction of debt	60,000
Common stock issued for conversion of Series B Preferred Stock	$ 6,000